SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 116
2014	116
2015	66
Finite-Lived Intangible Assets, Net	$ 298